Investments (Details)	Oct. 08, 2012	Mar. 31, 2011	Mar. 31, 2010
Tachyon Technology Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares		26.00%
Imere Technology Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares	44.00%
Bigslick Infotech Private Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percent of ownership of equity shares			37.00%